UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21866

HIGHLAND FUNDS I

(formerly Pyxis Funds I)

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

Item 1: Schedule of Investments

The Schedules of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2013	Highland Long/Short Equity Fund

Shares		Value ($)
Common Stocks - 71.2%
CONSUMER DISCRETIONARY - 17.6%
582,135	CBS Corp., Class B (a)	27,179,883
333,442	Conn’s, Inc. (b)(c)	11,970,568
474,512	Dunkin’ Brands Group, Inc. (a)	17,500,003
388,790	GNC Holdings, Inc., Class A	15,271,671
118,200	L Brands, Inc.	5,278,812
501,192	Life Time Fitness, Inc. (b)(c)	21,440,994
518,050	Michael Kors Holdings, Ltd. (a)(c)	29,420,059
477,700	News Corp., Class A	14,579,404
336,518	Starbucks Corp. (a)	19,168,065
83,800	Visteon Corp. (c)	4,835,260

		166,644,719

CONSUMER STAPLES - 1.3%
122,500	Anheuser-Busch InBev NV, ADR	12,194,875

ENERGY - 6.0%
176,056	Cabot Oil & Gas Corp.	11,903,146
268,800	Continental Resources, Inc. (b)(c)	23,366,784
170,900	Pioneer Natural Resources Co. (b)	21,234,325

		56,504,255

FINANCIAL - 4.5%
311,000	Arthur J. Gallagher & Co.	12,847,410
90,740	CBRE Group, Inc., Class A (b)(c)	2,291,185
191,650	JPMorgan Chase & Co.	9,095,709
855,150	Morgan Stanley (a)	18,796,197

		43,030,501

HEALTHCARE - 5.1%
280,201	Acadia Healthcare Co., Inc. (b)(c)	8,235,107
717,883	Brookdale Senior Living, Inc. (a)(c)	20,014,578
171,600	Eli Lilly & Co.	9,745,164
338,500	Pfizer, Inc.	9,769,110

		47,763,959

Shares		Value ($)
Common Stocks (continued)
INDUSTRIALS - 14.1%
517,918	AerCap Holdings NV (c)	8,001,833
203,636	B/E Aerospace, Inc. (c)	12,277,215
388,000	CSX Corp.	9,556,440
484,900	DigitalGlobe, Inc. (c)	14,018,459
210,300	Fastenal Co.	10,798,905
205,300	FedEx Corp. (a)(b)	20,160,460
912,915	Hertz Global Holdings, Inc. (a)(c)	20,321,488
448,600	MRC Global, Inc. (c)	14,772,398
62,200	Norfolk Southern Corp. (b)	4,794,376
333,199	Pendrell Corp. (c)	553,110
617,700	Quanta Services, Inc. (a)(b)(c)	17,653,866

		132,908,550

INFORMATION TECHNOLOGY - 17.5%
288,051	Alliance Data Systems Corp. (a)(b)(c)	46,632,576
196,595	AOL, Inc. (b)(c)	7,566,942
145,352	Citrix Systems, Inc. (c)	10,488,600
188,325	Cognizant Technology Solutions Corp., Class A (c)	14,427,578
988,619	Compuware Corp. (a)(c)	12,357,738
11,780	Google, Inc., Class A (a)(c)	9,353,673
314,129	Informatica Corp. (b)(c)	10,828,027
548,934	Monolithic Power Systems, Inc. (a)(b)	13,377,522
258,750	NXP Semiconductor NV (c)	7,829,775
1,060,800	Symantec Corp. (a)(c)	26,180,544
687,350	Xerox Corp. (a)	5,911,210

		164,954,185

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Long/Short Equity Fund

Shares		Value($)
Common Stocks (continued)
MATERIALS - 0.5%
241,500	United States Steel Corp. (b)	4,709,250

TELECOMMUNICATION SERVICES - 4.6%
288,496	SBA Communications Corp., Class A (a)(b)(c)	20,777,482
1,747,300	Sprint Nextel Corp. (c)	10,850,733
4,237,600	Vodafone Group PLC	12,006,939

		43,635,154

	Total Common Stocks (Cost $654,144,459)	672,345,448

Exchange-Traded Funds - 1.6%
750,000	Highland/iBoxx Senior Loan, ETF (d)	15,142,500

	Total Exchange-Traded Funds (Cost $15,007,500)	15,142,500

Master Limited Partnerships - 2.6%
CONSUMER DISCRETIONARY - 1.3%
301,743	Cedar Fair LP	12,000,319

FINANCIAL - 1.3%
350,144	Lazard, Ltd. LP, Class A (a)	11,950,414

	Total Master Limited Partnerships (Cost $23,985,802)	23,950,733

Contracts
Purchased Call Options - 0.0%
CONSUMER DISCRETIONARY - 0.0%
500	Michael Kors Holdings, Ltd. Strike price $55.00, expires 04/20/13	145,000

FINANCIAL - 0.0%
2,100	SPDR S&P 500 ETF Trust Strike price $158.00, expires 04/20/13	197,400

	Total Purchased Call Options (Cost $309,988)	342,400

Contracts		Value($)
Purchased Put Options - 0.0%
FINANCIAL - 0.0%
1,000	iShares Russell 2000 Index Strike price $93.00, expires 05/18/13	163,000

	Total Purchased Put Options (Cost $154,772)	163,000

Shares
Investment Companies - 11.8%
111,647,528	State Street Navigator Prime Securities Lending Portfolio (e)	111,647,528

	Total Investment Companies (Cost $111,647,528)	111,647,528

Total Investments - 87.2% (Cost $805,250,049) (f)		823,591,609

$19,500,000 in cash was segregated or on deposit with the brokers to cover investments sold short as of March 31, 2013 and is included in “Other Assets & Liabilities, Net”:

Securities Sold Short - (28.2)%

Shares
Common Stocks - (18.9)%
CONSUMER DISCRETIONARY - (5.5)%
67,124	Buffalo Wild Wings, Inc. (g)	(5,875,364)
113,000	CarMax, Inc. (g)	(4,712,100)
60,193	Discovery Communications, Inc., Class A (g)	(4,739,597)
26,291	Fossil, Inc. (g)	(2,539,711)
73,514	Lululemon Athletica, Inc. (g)	(4,583,598)
115,000	Macy’s, Inc.	(4,811,600)
48,150	Polaris Industries, Inc.	(4,453,393)

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Long/Short Equity Fund

Shares		Value ($)
Securities Sold Short (continued)
Common Stocks (continued)
CONSUMER DISCRETIONARY (continued)
5,000	priceline.com, Inc. (g)	(3,439,650)
15,000	Ralph Lauren Corp.	(2,539,650)
87,900	Scripps Networks Interactive, Inc., Class A	(5,655,486)
94,900	Urban Outfitters, Inc. (g)	(3,676,426)
96,804	Vitamin Shoppe, Inc. (g)	(4,728,875)

		(51,755,450)

ENERGY - (1.0)%
165,000	Devon Energy Corp.	(9,309,300)

FINANCIAL - (3.9)%
30,000	American Tower Corp., REIT	(2,307,600)
576,993	Bank of America Corp.	(7,027,775)
64,000	Goldman Sachs Group, Inc. (The)	(9,415,680)
74,312	Greenhill & Co., Inc.	(3,966,774)
69,500	Health Care REIT, Inc.	(4,719,745)
128,800	Marsh & McLennan Cos., Inc.	(4,890,536)
66,800	Ventas, Inc., REIT	(4,889,760)

		(37,217,870)

HEALTHCARE - (0.3)%
76,360	Haemonetics Corp. (g)	(3,181,158)

INDUSTRIALS - (2.5)%
242,673	Air Lease Corp.	(7,115,172)
136,530	Avis Budget Group, Inc. (g)	(3,799,630)
102,195	PACCAR, Inc.	(5,166,979)
90,330	United Parcel Service, Inc., Class B	(7,759,347)

		(23,841,128)

INFORMATION TECHNOLOGY - (3.0)%
24,600	CommVault Systems, Inc. (g)	(2,016,708)
142,282	Infosys, Ltd. ADR	(7,670,423)
257,450	NCR Corp. (g)	(7,095,322)
138,140	NETGEAR, Inc. (g)	(4,629,071)
298,780	NVIDIA Corp.	(3,830,360)
70,100	Rackspace Hosting, Inc. (g)	(3,538,648)

		(28,780,532)

Shares		Value ($)
Securities Sold Short (continued)
Common Stocks (continued)
MATERIALS - (2.4)%
39,429	NewMarket Corp.	(10,265,735)
87,260	Praxair, Inc.	(9,732,980)
13,680	Sherwin-Williams Co. (The)	(2,310,415)

		(22,309,130)

TELECOMMUNICATION SERVICES - (0.3)%
33,700	Crown Castle International Corp. (g)	(2,346,868)

	Total Common Stocks (Proceeds $174,770,290)	(178,741,436)

Exchange-Traded Funds - (9.3)%
120,100	SPDR S&P Retail, ETF	(8,447,834)
139,821	SPDR S&P Oil & Gas Exploration & Production, ETF	(8,457,772)
175,000	United States Oil Fund LP, ETF (g)	(6,083,000)
279,000	SPDR S&P 500 ETF Trust	(43,677,450)
36,650	SPDR S&P MidCap 400 ETF Trust	(7,686,238)
236,600	Market Vectors Semiconductor, ETF	(8,406,398)
221,500	United States Natural Gas Fund LP, ETF (g)	(4,846,420)

	Total Exchange-Traded Funds (Proceeds $86,355,120)	(87,605,112)

	Total Securities Sold Short (Proceeds $261,125,410)	(266,346,548)

Other Assets & Liabilities, Net - 41.0%		386,894,827

Net Assets - 100.0%		944,139,888

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Long/Short Equity Fund

(a)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $262,427,568.
(b)	Securities (or a portion of securities) on loan. As of March 31, 2013, the market value of securities loaned was $109,419,216. The loaned securities were secured with cash collateral of $111,647,528. Collateral is calculated based on prior day’s prices.
(c)	Non-income producing security.
(d)	Affiliated issuer. Assets with a total aggregate market value of $15,142,500, or 1.6% of net assets, were affiliated with the Fund as of March 31, 2013.
(e)	Represents investments of cash collateral received in connection with securities lending.
(f)	Cost for U.S. federal income tax purposes is $805,250,049.
(g)	No dividend payable on security sold short.

Currency Abbreviation:

GBP	British Pound

Glossary:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
JPM	JPMorgan Chase & Co
PNC	PNC Capital Markets LLC
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

Forward foreign currency exchange contracts outstanding as of March 31, 2013 were as follows:

Contracts to Buy or to Sell	Currency	Counterparty	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation/ (Depreciation)
Sell	GBP	PNC	1,700,000	05/22/13	$(15,550)
Sell	GBP	PNC	6,000,000	05/22/13	60,915

					$45,365

Written options contracts outstanding as of March 31, 2013 were as follows:

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Written Put Options:
OPTIONS ON SECURITIES
SPDR S&P 500 ETF Trust	$152.00	April 2013	JPM	1,300	$171,134	$(72,800)

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Long/Short Healthcare Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a)(b) - 0.9%
HEALTHCARE - 0.9%
Healthcare Services - 0.9%
400,000	CNS Response, Inc. Term Loan 9.00%, 10/25/13	160,000
400,000	Term Loan 9.00%, 11/11/13	160,000

		320,000

	Total U.S. Senior Loans (Cost $800,000)	320,000

Shares
Common Stocks - 102.6%
HEALTHCARE - 100.3%
Biotechnology - 19.9%
102,247	ACADIA Pharmaceuticals, Inc. (c)(d)	811,841
64,370	Achillion Pharmaceuticals, Inc. (c)(d)	562,594
13,267	Aegerion Pharmaceuticals, Inc. (c)(d)	535,191
24,840	Gilead Sciences, Inc. (c)(d)(e)	1,215,421
12,902	Hyperion Therapeutics, Inc. (c)(d)	333,130
12,276	Intercept Pharmaceuticals, Inc. (c)(d)	459,122
65,474	Keryx Biopharmaceuticals, Inc. (c)(d)	460,937
21,961	Medivation, Inc. (c)(d)(e)	1,027,116
115,466	NPS Pharmaceuticals, Inc. (c)(d)(e)	1,176,599
8,256	Sarepta Therapeutics, Inc. (d)(e)	305,059
94,448	Vanda Pharmaceuticals, Inc. (d)	370,236

		7,257,246

Healthcare Equipment - 11.7%
19,033	ArthroCare Corp. (c)(d)	661,587
44,310	Cardiovascular Systems, Inc. (c)(d)	907,469

Shares		Value ($)
Common Stocks (continued)
Healthcare Equipment (continued)
1,068,076	Genesys Ventures IA, LP (a)(d)	689,870
8,268	Greatbatch, Inc. (d)	246,965
36,071	Novadaq Technologies, Inc. (c)(d)(e)	357,464
10,223	Sirona Dental Systems, Inc. (c)(d)	753,742
35,170	Tornier NV (c)(d)	662,954

		4,280,051

Healthcare Facilities - 25.1%
42,661	Acadia Healthcare Co., Inc. (c)(d)	1,253,807
47,875	Adcare Health Systems, Inc. (c)(d)(e)	192,457
44,954	Brookdale Senior Living, Inc. (c)(d)	1,253,317
37,430	Capital Senior Living Corp. (c)(d)	989,275
37,476	Emeritus Corp. (c)(d)	1,041,458
34,904	HCA Holdings, Inc. (c)	1,418,149
80,995	Health Management Associates, Inc., Class A (c)(d)	1,042,406
41,711	HealthSouth Corp. (c)(d)	1,099,919
74,121	Skilled Healthcare Group, Inc., Class A (d)(e)	486,975
26,034	Vanguard Health Systems, Inc. (c)(d)	387,126

		9,164,889

Healthcare Services - 4.5%
64,741	BioScrip, Inc. (c)(d)(e)	822,858
22,699	CNS Response, Inc. (d)	21,110
37,185	ExamWorks Group, Inc. (c)(d)(e)	644,044
13,255	Gentiva Health Services, Inc. (d)	143,486

		1,631,498

Healthcare Supplies - 3.4%
41,170	Cerus Corp. (d)(e)	181,971
30,282	Endologix, Inc. (d)(e)	489,054
31,834	OraSure Technologies, Inc. (c)(d)	171,904
57,834	TearLab Corp. (d)(e)	399,055

		1,241,984

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Long/Short Healthcare Fund

Shares		Value ($)
Common Stocks (continued)
Healthcare Technology - 8.8%
8,148	athenahealth, Inc. (c)(d)(e)	790,682
51,373	HealthStream, Inc. (c)(d)(e)	1,178,497
22,745	Omnicell, Inc. (c)(d)(e)	429,425
35,095	Vocera Communications, Inc. (c)(d)	807,185

		3,205,789

Life Sciences Tools & Services - 13.4%
70,645	Bruker Corp. (c)(d)	1,349,320
7,115	Charles River Laboratories International, Inc. (c)(d)	314,981
8,213	Covance, Inc. (c)(d)	610,390
15,996	Fluidigm Corp. (c)(d)	296,086
40,948	ICON PLC (c)(d)(e)	1,322,211
8,289	PAREXEL International Corp. (c)(d)	327,498
161,385	Sequenom, Inc. (d)(e)	669,748

		4,890,234

Managed Healthcare - 0.4%
3,269	Magellan Health Services, Inc. (c)(d)	155,506

Pharmaceuticals - 13.1%
57,179	Akorn, Inc. (d)(e)	790,786
139,211	Endocyte, Inc. (c)(d)(e)	1,733,177
14,864	Forest Laboratories, Inc. (c)(d)	565,426
40,000	Horizon Pharma, Inc. (d)(e)	108,400
45,135	NuPathe, Inc. (d)	155,716
14,709	Pacira Pharmaceuticals, Inc. (c)(d)	424,502
62,131	Repros Therapeutics, Inc. (d)	1,000,309

		4,778,316

		36,605,513

Shares		Value ($)
Common Stocks (continued)
INDUSTRIALS - 2.3%
33,087	Healthcare Services Group, Inc. (c)(e)	848,020

	Total Common Stocks (Cost $34,174,236)	37,453,533

Units
Rights (d) - 0.2%
HEALTHCARE - 0.2%
Healthcare Equipment - 0.2%
30,000	Wright Medical Group, Inc.	75,000

	Total Rights (Cost $75,000)	75,000

Warrants (d) - 8.7%
HEALTHCARE - 8.7%
Biotechnology - 7.6%
94,204	Discovery Laboratories, Inc., expires 02/16/16 (a)	84,736
96,509	Galectin Therapeutics, Inc., expires 03/28/17	82,033
121,816	MediciNova, Inc., expires 03/24/16 (a)	138,870
690,000	NuPathe, Inc., expires 09/26/17 (a)	1,661,175
271,081	Threshold Pharmaceuticals, Inc., expires 03/11/16 (a)	803,484

		2,770,298

Life Sciences Tools & Services - 0.7%
177,478	Delcath Systems, Inc., expires 05/25/17 (a)	185,180
40,000	Pluristem Therapeutics, Inc., expires 01/27/16 (a)	36,944
30,000	pSivida Corp., expires 01/19/16 (a)	19,188

		241,312

Pharmaceuticals - 0.4%
37,955	ADVENTRX Pharmaceuticals, Inc., expires 01/07/16 (a)	3,522

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Long/Short Healthcare Fund

Units		Value ($)
Warrants (continued)
Pharmaceuticals (continued)
252,549	Horizon Pharmaceuticals, expires 09/20/17 (a)	61,875
521,727	Neostem, Inc., expires 07/19/16 (a)	102,676

		168,073

		3,179,683

	Total Warrants (Cost $91,738)	3,179,683

Contracts
Purchased Put Options - 1.1%
HEALTHCARE - 1.1%
Biotechnology - 0.5%
124	Biogen Idec, Inc. Strike price $170.00, expires 04/20/13	3,100
1,000	NuPathe, Inc. Strike price $5.00, expires 06/22/13	190,000

		193,100

Healthcare Services - 0.4%
414	Humana, Inc. Strike price $70.00, expires 04/20/13	136,620

Pharmaceuticals - 0.2%
702	Eli Lilly & Co. Strike price $57.50, expires 04/20/13	82,836

		412,556

	Total Purchased Put Options (Cost $524,828)	412,556

Shares		Value ($)
Investment Companies - 16.7%
6,083,932	State Street Navigator Prime Securities Lending Portfolio (f)	6,083,932

	Total Investment Companies (Cost $6,083,932)	6,083,932

Total Investments - 130.2% (Cost $41,749,734) (g)		47,524,704

$1,250,000 in cash was segregated or on deposit with the brokers to cover investments sold short as of March 31, 2013 and is included in “Other Assets & Liabilities, Net”:

Shares
Securities Sold Short - (53.9)%
Common Stocks - (50.9)%
CONSUMER DISCRETIONARY - (1.5)%
14,943	PetMed Express, Inc.	(200,460)
7,328	Vitamin Shoppe, Inc. (h)	(357,973)

		(558,433)

FINANCIAL - (1.3)%
6,343	Alexandria Real Estate Equities, Inc., REIT	(450,226)

HEALTHCARE - (48.1)%
Biotechnology - (17.6)%
11,554	Acorda Therapeutics, Inc. (h)	(370,075)
26,848	Arena Pharmaceuticals, Inc. (h)	(220,422)
23,502	Ariad Pharmaceuticals, Inc. (h)	(425,151)
10,063	Exact Sciences Corp. (h)	(98,618)
30,908	ImmunoGen, Inc. (h)	(496,383)
4,273	Infinity Pharmaceuticals, Inc. (h)	(207,112)
19,876	Ironwood Pharmaceuticals, Inc. (h)	(363,532)
28,060	Isis Pharmaceuticals, Inc. (h)	(475,337)
38,091	Myriad Genetics, Inc. (h)	(967,511)
4,071	Regeneron Pharmaceuticals, Inc. (h)	(718,124)
8,461	Seattle Genetics, Inc. (h)	(300,450)

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Long/Short Healthcare Fund

Shares		Value ($)
Securities Sold Short (continued)
Common Stocks (continued)
HEALTHCARE (continued)
Biotechnology (continued)
51,506	Threshold Pharmaceuticals, Inc. (h)	(237,443)
19,822	United Therapeutics Corp. (h)	(1,206,565)
87,093	Vical, Inc. (h)	(346,630)

		(6,433,353)

Healthcare Equipment - (6.1)%
14,707	Abbott Laboratories	(519,451)
9,929	Becton, Dickinson and Co.	(949,312)
38,744	Masimo Corp.	(760,157)

		(2,228,920)

Healthcare Services - (6.7)%
4,141	DaVita HealthCare Partners, Inc. (h)	(491,081)
37,157	Fresenius Medical Care AG & Co. KGaA, ADR	(1,258,136)
15,571	IPC The Hospitalist Co., Inc. (h)	(692,598)

		(2,441,815)

Healthcare Supplies - (1.6)%
24,020	Quidel Corp. (h)	(570,475)

Life Sciences Tools & Services - (2.1)%
13,070	Agilent Technologies, Inc.	(548,548)
4,124	Illumina, Inc. (h)	(222,696)

		(771,244)

Managed Healthcare - (8.2)%
16,568	Humana, Inc.	(1,145,015)
19,872	UnitedHealth Group, Inc.	(1,136,877)
10,989	WellPoint, Inc.	(727,801)

		(3,009,693)

Pharmaceuticals - (5.8)%
20,671	Eli Lilly & Co.	(1,173,906)
10,167	Jazz Pharmaceuticals PLC (h)	(568,437)
14,638	ViroPharma, Inc. (h)	(368,292)

		(2,110,635)

		(17,566,135)

	Total Common Stocks (Proceeds $18,192,908)	(18,574,794)

Shares		Value ($)
Securities Sold Short (continued)
Exchange-Traded Funds - (3.0)%
24,242	Health Care Select Sector SPDR Fund, ETF	(1,113,920)

	Total Exchange-Traded Funds (Proceeds $1,048,528)	(1,113,920)

	Total Securities Sold Short (Proceeds $19,241,436)	(19,688,714)

Other Assets & Liabilities, Net - 23.7%		8,660,797

Net Assets - 100.0%		36,496,787

(a)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $4,107,520, or 11.3% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2013.
(b)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2013. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(c)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $28,440,473.
(d)	Non-income producing security.
(e)	Securities (or a portion of securities) on loan. As of March 31, 2013, the market value of securities loaned was $5,938,300. The loaned securities were secured with cash collateral of $6,083,932. Collateral is calculated based on prior day’s prices.

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Long/Short Healthcare Fund

(f)	Represents investments of cash collateral received in connection with securities lending.
(g)	Cost for U.S. federal income tax purposes is $41,749,734.
(h)	No dividend payable on security sold short.

Glossary:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) - 68.2%
AEROSPACE - 3.9%
8,500,000	Continental Airlines, Inc. Term Loan B 04/01/19 (b)	8,602,765
6,720,930	Hawker Beechcraft Acquisition Co. LLC Term Loan 5.75%, 02/14/20	6,740,522
6,892,632	TransDigm, Inc. Tranche C Term Loan 3.75%, 02/28/20	6,996,021

		22,339,308

BROADCASTING - 1.3%
1,980,000	Charter Communications Operating LLC Term Loan D 4.00%, 05/15/19	2,001,572
5,448,553	ComCorp Broadcasting, Inc. Term Loan 9.00%, 04/03/14 (c)(d)	5,345,325

		7,346,897

CHEMICALS - 5.2%
2,054,000	Flash Dutch 2 BV & U.S. Coatings Acquisition, Inc. Initial Term Loan B 4.75%, 02/01/20	2,084,707
9,900,000	INEOS U.S. Finance LLC Cash Dollar Term Loan 6.50%, 05/04/18	10,083,843
5,985,000	PQ Corp. Term Loan 4.50%, 08/07/17	6,060,590

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
CHEMICALS (continued)
2,885,262	W.R. Grace & Co. Revolver Credit Loan (e)	5,640,688
2,885,262	5-Year Revolver (e)	5,640,688

		29,510,516

CONSUMER PRODUCTS - 0.9%
500,000	PVH Corp. Tranche B Term Loan 3.25%, 12/19/19	505,965
498,750	Spectrum Brands, Inc. Initial Term Loan 4.50%, 12/17/19	506,917
3,990,000	Tempur-Pedic International, Inc. Term Loan B 5.00%, 03/18/20	4,052,344

		5,065,226

ENERGY - 1.0%
1,707,317	EMG Utica Term Loan 03/27/20 (b)	1,720,122
3,000,000	Plains Exploration & Production Co. 7-Year Term Loan 4.00%, 11/30/19	3,011,250
1,000,000	Tesoro Corp. Initial Term Loan 01/31/16 (b)	1,013,750

		5,745,122

FINANCIAL - 3.2%
4,987,500	Cunningham Lindsey U.S., Inc. First Lien Initial Term Loan 5.00%, 12/10/19	5,084,158

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
FINANCIAL (continued)
3,960,000	LPL Holdings, Inc. Initial Tranche B Term Loan 4.00%, 03/29/19	4,011,480
4,750,000	Nuveen Investments, Inc. Tranche A First Lien Term Loan 5.20%, 05/13/17	4,849,251
4,500,000	Ocwen Loan Servicing Initial Term Loan 5.00%, 02/15/18	4,585,500

		18,530,389

FOOD & DRUG - 0.5%
2,941,176	SUPERVALU, Inc. Term Loan 03/21/19 (b)	2,996,147

FOOD & TOBACCO - 1.0%
2,487,500	Burger King Corp. Tranche B Term Loan 3.75%, 09/28/19	2,522,586
3,200,000	H.J. Heinz Co. Term Loan B-2 03/27/20 (b)	3,231,328

		5,753,914

FOREST PRODUCTS & CONTAINERS - 0.7%
3,333,000	Berlin Packaging LLC First Lien Term Loan 03/29/19 (b)	3,366,330
400,000	Second Lien Term Loan 03/27/20 (b)	394,000

		3,760,330

GAMING & LEISURE - 1.6%
23,243,312	Ginn LA Conduit Lender, Inc. First Lien Tranche A Credit-Linked Deposit (e)	581,083
49,819,311	First Lien Tranche B Term Loan (e)	1,245,483

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
GAMING & LEISURE (continued)
7,000,000	Second Lien Term Loan (c)(e)	—
9,681,045	LLV Holdco LLC Exit Revolving Loan 5.00%, 02/28/17 (c)(d)(f)	7,028,439
613,197	Tamarack Resort LLC Term Loan (e)	521,217
18,000,000	WAICCS Las Vegas 3 LLC Second Lien Term Loan (e)	90,000

		9,466,222

HEALTHCARE - 10.4%
30,200,834	CCS Medical, Inc. First Lien Term Loan 8.25%, 03/31/15 (d)	29,596,817
5,655,213	HCA, Inc. Tranche B-3 Term Loan 3.45%, 05/01/18	5,712,472
4,861,612	Health Management Associates, Inc. Replacement Term Loan B 3.50%, 11/18/18	4,914,604
988,473	IMS Health, Inc. Tranche B-1 Dollar Term Loan 3.75%, 09/01/17	1,000,458
9,399,991	Kinetic Concepts, Inc. Dollar Term C-1 Loan 5.50%, 05/04/18	9,585,499
4,714,375	Select Medical Corp. Series A Tranche B Term Loan 4.50%, 06/01/18	4,754,895
2,992,481	United Surgical Partners International, Inc. Incremental Term Loan B 04/03/19 (b)	3,019,414
1,011,390	Universal Health Services, Inc. Tranche B Term Loan 3.75%, 11/15/16	1,024,664

		59,608,823

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
HOUSING - 2.8%
5,000,000	Armstrong World Industries, Inc. Term Loan B 03/16/20 (b)	5,045,100
3,000,000	CB Richard Ellis Services, Inc. Tranche B Term Loan 1.00%, 03/29/21 (b)	3,020,625
8,000,000	EH/Transeastern LLC/TE TOUSA Term Loan (c)(e)	4,000,000
315,540	Las Vegas Land Holdings LLC Term Loan 2.31%, 03/31/16	279,253
8,368,601	LBREP/L-Suncal Master I LLC First Lien Term Loan (c)(e)	1,016,785
1,863,601	Nevada Land Group LLC Second Lien Initial Term Loan 10.00%, 11/12/13 (d)(f)	861,916
1,454,836	First Lien Initial Term Loan 40.20%, 11/10/13 (d)	1,462,110

		15,685,789

INFORMATION TECHNOLOGY - 8.0%
7,582,335	Avaya, Inc. Term Loan B-5 03/30/18 (b)	7,644,548
8,401,674	CommScope, Inc. Tranche 2 Term Loan 3.75%, 01/14/18	8,503,124
1,361,607	Dealer Computer Services, Inc. Tranche B Term Loan 3.75%, 04/21/18	1,376,061
1,000,000	EZE Software, Inc. First Lien Term Loan 02/22/20 (b)	1,016,670

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
INFORMATION TECHNOLOGY (continued)
10,473,750	Kronos, Inc. First Lien Incremental Term Loan 4.50%, 10/30/19	10,639,602
3,500,000	Second Lien Initial Term Loan 9.75%, 04/30/20	3,666,250
907,683	Novell, Inc. First Lien Term Facility 7.25%, 11/22/17	919,973
997,500	RP Crown Parent LLC First Lien Term Loan 6.75%, 12/21/18	1,019,011
1,250,000	SunGard Data Systems, Inc. Tranche D Term Loan 4.50%, 01/31/20	1,268,481
2,292,883	Verint Systems, Inc. Term Loan 09/06/19 (b)	2,313,898
4,194,715	Vertafore, Inc. Term Loan 10/02/19 (b)	4,236,663
2,863,823	First Lien Term Loan 5.25%, 07/29/16	2,901,997

		45,506,278

MANUFACTURING - 1.8%
2,232,944	Tomkins LLC/Tomkins, Inc. Term Loan B-2 3.75%, 09/29/16	2,260,866
8,000,000	Veyance Technologies, Inc. Term Loan 5.25%, 09/08/17	8,029,280

		10,290,146

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
MEDIA & TELECOMMUNICATIONS - 5.2%
1,713,726	Broadstripe LLC Revolver (c)(e)	109,164
59,425,403	First Lien Term Loan (c)(e)	3,785,398
3,994,444	Cumulus Media Holdings, Inc. First Lien Term Loan 4.50%, 09/16/18	4,056,018
2,970,055	Endurance Business Media, Inc. Term Loan 6.50%, 12/15/14 (d)	594,011
335,231	FoxCo Acquisition Sub LLC Initial Term Loan 07/14/17 (b)	341,830
5,461,538	Integra Telecom Holdings, Inc. Initial Term Loan 02/15/19 (b)	5,547,749
2,000,000	Knowledgepoint360 Group LLC Second Lien Term Loan 7.29%, 04/13/15	1,450,000
5,500,000	Level 3 Financing, Inc. Tranche B Term Loan 5.25%, 08/01/19	5,584,562
1,509,332	MetroPCS Wireless, Inc. Tranche B-3 Term Loan 4.00%, 03/17/18	1,517,415
6,709,257	Univision Communications, Inc. Extended First Lien Term Loan 4.75%, 03/01/20	6,754,310

		29,740,457

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
RETAIL - 3.8%
1,995,000	Bass Pro Group LLC Term Loan 4.00%, 11/20/19	2,019,379
3,676,395	Burlington Coat Factory Warehouse Corp. Term Loan B-1 5.50%, 02/23/17	3,732,405
7,864,655	Guitar Center, Inc. Extended Term Loan 5.54%, 10/09/14	7,836,814
5,793,969	Michaels Stores, Inc. Term Loan B 3.75%, 01/28/20	5,862,367
2,075,000	Neiman Marcus Group, Inc. (The) Term Loan 4.00%, 05/16/18	2,096,704

		21,547,669

SERVICE - 10.6%
4,640,457	ADS Waste Holdings, Inc. Tranche B Term Loan 4.25%, 10/09/19	4,698,950
1,000,000	Avis Budget Car Rental LLC New Tranche B Term Loan 03/13/19 (b)	1,013,230
4,405,675	Coinmach Service Corp. Term Loan 3.21%, 11/14/14	4,367,126
307,046	Delayed Draw Term Loan 3.21%, 11/20/14	304,360
8,958,765	EnergySolutions LLC Term Loan 6.25%, 08/13/16	9,057,311
2,500,000	First Data Corp. Dollar Term Loan 4.20%, 03/24/18	2,495,788

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
SERVICE (continued)
7,523,155	5.20%, 03/23/17	7,599,327
2,000,000	Term Loan B 5.20%, 09/24/18	2,018,340
6,154,000	MoneyGram Payment Systems Worldwide, Inc. Term Loan B 03/20/20 (b)	6,219,417
5,985,000	Sabre, Inc. Term Loan B 5.25%, 02/19/19	6,074,206
17,000,000	Travelport LLC Tranche S Term Loan 5.03%, 08/23/15	16,933,615

		60,781,670

TRANSPORTATION - 2.2%
12,507,772	Delta Air Lines, Inc. Term Loan B-1 5.25%, 10/18/18	12,734,476
25,589	JHT Holdings, Inc. Second Lien Term Loan 12.50%, 10/24/13 (c)	20,272

		12,754,748

UTILITY - 4.1%
248,731	Calpine Corp. Term Loan 4.00%, 04/01/18	252,359
22,305,782	Texas Competitive Electric Holdings Co. LLC Extended Term Loan 4.70%, 10/10/17	15,867,998

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
UTILITY (continued)
7,267,500	Topaz Power Holdings LLC Term B Advance 5.25%, 02/26/20	7,394,681

		23,515,038

	Total U.S. Senior Loans (Cost $579,980,536)	389,944,689

Principal Amount
Foreign Denominated or Domiciled Senior Loans (a) - 7.7%
CANADA - 1.4%
USD
5,000,000	Tervita Corp. Term Loan 7.25%, 05/15/18	5,070,325
2,992,500	Valeant Pharmaceuticals International, Inc. Series C-1 Tranche B Term Loan 3.50%, 12/11/19	3,031,462

		8,101,787

CAYMAN ISLANDS - 0.8%
USD
4,411,612	Edwards (Cayman Islands II), Ltd. Initial First Lien Term Loan 03/26/20 (b)	4,433,670

FRANCE - 0.3%
EUR
1,337,606	Vivarte Acquisition/Capex Facility 2.77%, 03/08/16	1,485,741

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Floating Rate Opportunities Fund

Principal Amount		Value ($)
Foreign Denominated or Domiciled Senior Loans (continued)
GERMANY - 0.1%
EUR
334,902	Schieder Mobel Holding GmbH Delayed Draw Term Loan (c)(e)	321,202

GERMANY - 0.3%
USD
1,655,000	Schaeffler AG Term Loan Facility C 01/27/17 (b)	1,677,409

IRELAND - 1.1%
USD
6,327,782	SSI Investments II Ltd. New Term Loan 5.00%, 05/26/17	6,414,789

LUXEMBOURG - 0.5%
USD
2,181,818	AI Chem & Cy SCA Tranche B-1 Term Loan 10/03/19 (b)	2,211,818
592,592	Second Lien Term Loan 03/31/20 (b)	608,148

		2,819,966

NETHERLANDS - 1.2%
USD
6,877,575	Sensata Technology Finance Co. LLC Term Loan 3.75%, 05/12/18	6,968,600

Principal Amount		Value ($)
Foreign Denominated or Domiciled Senior Loans (continued)
UNITED KINGDOM - 0.1%
GBP
1,026,630	Henson No. 4 Ltd. Term Loan Facility B (c)(e)	51,628
1,026,180	Term Loan Facility C (c)(e)	51,270
407,471	United Biscuits Holdco, Ltd. Facility B-1 2.74%, 12/15/14	618,207

		721,105

UNITED KINGDOM - 1.2%
USD
7,000,000	Virgin Media Investment Holdings, Ltd. Term Loan B 02/17/20 (b)	6,981,170

UNITED STATES - 0.7%
GBP
2,790,271	Knowledgepoint360 Group LLC First Lien Term Loan 3.77%, 04/13/14 (c)	3,791,168

	Total Foreign Denominated or Domiciled Senior Loans (Cost $48,928,199)	43,716,607

Principal Amount ($)
Asset-Backed Securities - 9.9%
2,000,000	ABCLO, Ltd. Series 2007-1A, Class C 2.15%, 04/15/21 (g)(h)	1,767,532
2,000,000	ACA CLO, Ltd. Series 2007-1A, Class D 2.65%, 06/15/22 (g)(h)	1,760,000

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities (continued)
1,500,000	ACAS CLO, Ltd. Series 2007-1A, Class D 4.55%, 04/15/21 (g)(h)	1,242,000
1,000,000	Apidos CDO Series 2007-5A, Class C 1.75%, 04/15/21 (g)(h)	863,000
1,500,000	Series 2005-1A, Class C 2.15%, 07/27/17 (g)(h)	1,421,250
1,000,000	Series 2013-12A, Class F 5.18%, 04/15/25 (g)(h)(i)	813,100
880,093	Ares VR CLO, Ltd. Series 2006-5RA, Class D 2.19%, 02/24/18 (g)(h)	832,964
1,000,000	Avenue CLO, Ltd. Series 2006-3A, Class B1L 1.95%, 07/20/18 (g)(h)	875,000
2,000,000	Babson CLO, Inc. Series 2005-2A, Class C1 2.00%, 07/20/19 (g)(h)	1,804,330
2,000,000	Babson Mid-Market CLO, Inc. Series 2007-2A, Class D 2.00%, 04/15/21 (g)(h)	1,770,000
1,000,000	Series 2007-2A, Class E 3.95%, 04/15/21 (g)(h)	900,000
2,250,000	Brentwood CLO Corp. Series 2006-1A, Class B 1.12%, 02/01/22 (g)(h)	1,816,875
2,000,000	Carlyle Global Market Strategies Series 2013-2A, Class D 4.03%, 04/18/25 (g)(h)	1,932,000
1,000,000	Cent CDO, Ltd. Series 2007-14A, Class D 1.60%, 04/15/21 (g)(h)	840,000
3,000,000	Series 2007-15A, Class C 2.53%, 03/11/21 (g)(h)	2,692,260

Principal Amount ($)		Value ($)
Asset-Backed Securities (continued)
2,000,000	ColumbusNova CLO, Ltd. Series 2007-1A, Class D 1.64%, 05/16/19 (g)(h)	1,760,000
2,500,000	Cornerstone CLO, Ltd. Series 2007-1A, Class C 2.70%, 07/15/21 (g)(h)	2,171,500
3,000,000	Eastland CLO, Ltd. Series 2007-1A, Class C 1.80%, 05/01/22 (g)(h)	2,251,611
1,000,000	Gallatin CLO, Ltd. Series 2007-1A, Class B1L 1.54%, 05/15/21 (g)(h)	869,688
2,000,000	Goldman Sachs Asset Management CLO PLC Series 2007-1A, Class D 3.05%, 08/01/22 (g)(h)	1,830,000
1,695,322	Series 2007-1A, Class E 5.30%, 08/01/22 (g)(h)	1,568,172
1,000,000	Grayson CLO, Ltd. Series 2006-1A, Class B 1.00%, 11/01/21 (g)(h)	790,625
3,000,000	Greenbriar CLO, Ltd. Series 2007-1A, Class C 2.05%, 11/01/21 (g)(h)	2,569,350
814,466	Greywolf CLO, Ltd. Series 2007-1A, Class E 4.24%, 02/18/21 (g)(h)	761,526
1,000,000	Series 2013-1A, Class D 4.98%, 04/15/25 (g)(h)	898,800
1,250,000	Series 2013-1A, Class E 5.33%, 04/15/25 (g)(h)	1,030,000
1,000,000	Gulf Stream - Sextant CLO, Ltd. Series 2006-1A, Class D 1.89%, 08/21/20 (g)(h)	898,620
1,000,018	Hewett’s Island CDO, Ltd. Series 2007-1RA, Class E 1.00%, 11/12/19 (h)	975,018

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities (continued)
1,000,000	ING Investment Management Series 2006-3A, Class C 1.75%, 12/13/20 (g)(h)	888,000
1,000,000	Inwood Park CDO, Ltd. Series 2006-1A, Class E 3.80%, 01/20/21 (g)(h)	873,850
2,500,000	Katonah CLO, Ltd. Series 2006-9A, Class B1L 1.70%, 01/25/19 (g)(h)	2,100,000
636,115	Series 7A, Class D 2.14%, 11/15/17 (g)(h)	542,288
902,964	Series 8A, Class D 2.14%, 05/20/18 (g)(h)	761,560
1,000,000	Landmark CDO, Ltd. Series 2007-9A, Class E 3.80%, 04/15/21 (g)(h)	859,000
835,038	Navigator CDO, Ltd. Series 2006-2A, Class D 3.78%, 09/20/20 (g)(h)	715,406
1,000,000	OHA Credit Partners, Ltd. Series 2012-7A, Class D 4.29%, 11/20/23 (g)(h)	1,000,500
1,036,737	Silver Creek Funding, Ltd. Series 2003-1A, Class A1 1.09%, 02/25/16 (g)(h)	1,031,553
3,000,000	Stanfield Azure CLO, Ltd. Series 2006-1A, Class B1L 1.99%, 05/27/20 (g)(h)	2,734,350
2,000,000	Stanfield Daytona CLO, Ltd. Series 2007-1A, Class B1L 1.65%, 04/27/21 (g)(h)	1,686,800
3,000,000	Stanfield McLaren CLO Delaware Corp. Series 2007-1A, Class B1L 2.69%, 02/27/21 (g)(h)	2,773,800

Principal Amount ($)		Value ($)
Asset-Backed Securities (continued)
1,150,000	Wind River CLO, Ltd. Series 2005-2A, Class B1 1.05%, 10/19/17 (g)(h)	1,068,235

	Total Asset-Backed Securities (Cost $50,801,953)	56,740,563

Corporate Bonds & Notes - 3.0%
CHEMICALS - 0.9%
5,000,000	TPC Group, Inc. 8.75%, 12/15/20 (h)(j)	5,231,250

ENERGY - 0.5%
3,000,000	Venoco, Inc. 8.88%, 02/15/19	2,925,000

MEDIA & TELECOMMUNICATIONS - 0.3%
571,000	Avaya, Inc. 10.50%, 03/01/21 (h)	546,733
1,000,000	Univision Communications, Inc. 6.75%, 09/15/22 (h)(j)	1,085,000

		1,631,733

SERVICE - 0.8%
2,500,000	Sabre, Inc. 8.50%, 05/15/19 (h)	2,721,875
1,000,000	Travelport LLC 6.31%, 12/01/16 (h)	930,000
1,000,000	9.88%, 09/01/14	1,010,000

		4,661,875

TRANSPORTATION - 0.5%
2,580,000	Visteon Corp. 6.75%, 04/15/19 (j)	2,773,500

	Total Corporate Bonds & Notes (Cost $16,327,769)	17,223,358

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Floating Rate Opportunities Fund

Principal Amount		Value ($)
Foreign Corporate Bonds & Notes (h)(j) - 1.3%
CANADA - 0.2%
USD
1,207,000	Tervita Corp. 8.00%, 11/15/18	1,249,999
UNITED KINGDOM - 1.1%
USD
5,325,000	INEOS Finance PLC 8.38%, 02/15/19	5,910,750

	Total Foreign Corporate Bonds & Notes (Cost $6,640,062)	7,160,749

Shares
Claims (k) - 0.4%
OTHER - 0.0%
2,180,957	Hillcrest IV	—

MEDIA & TELECOMMUNICATIONS - 0.4%
3,791,858	Wind Telecomunicazione SpA Trade Claim Facility 3692 (e)(l)	2,279,855

	Total Claims (Cost $5,429,920)	2,279,855

Common Stocks - 12.7%
BROADCASTING - 3.7%
304,726	Communications Corp. of America (c)(d)(k)	368,231
5,160	Young Broadcasting Holding Co., Inc., Class A (d)(k)	21,027,000

		21,395,231

ENERGY - 0.1%
1,118,286	Value Creation, Inc. (k)	559,143

GAMING & LEISURE - 0.0%
44	LLV Holdco LLC - Litigation Trust Units (c)(d)(k)	—
34,512	LLV Holdco LLC - Series A, Membership Interest (c)(d)(k)	—

Shares		Value ($)
Common Stocks (continued)
GAMING & LEISURE (continued)
436	LLV Holdco LLC - Series B, Membership Interest (c)(d)(k)	—

		—

HEALTHCARE - 2.4%
207,031	CCS Medical, Inc. (c)(d)(k)	13,697,171

HOUSING - 0.8%
1,648,350	CCD Equity Partners LLC (c)(k)	3,758,238
5,000,000	KAG Property LLC (k)	462,500
880,996	Las Vegas Land Holdings LLC (k)	187,211
8	Nevada Land Group LLC (c)(d)(k)	—

		4,407,949

MEDIA & TELECOMMUNICATIONS - 3.8%
4,921	Endurance Business Media, Inc., Class A (c)(d)(k)	—
180,540	Fairpoint Communications, Inc. (k)	1,348,634
501,736	Metro-Goldwyn-Mayer, Inc., Class A (k)	20,257,089

		21,605,723

REAL ESTATE INVESTMENT TRUST - 1.9%
578,225	Spirit Realty Capital, Inc., REIT (j)	10,986,275

TRANSPORTATION - 0.0%
2,023	JHT Holdings, Inc. (c)(k)	—

UTILITY - 0.0%
286,159	Entegra TC LLC (c)(k)	78,694

	Total Common Stocks (Cost $375,227,815)	72,730,186

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Floating Rate Opportunities Fund

Shares		Value ($)
Exchange-Traded Funds - 4.1%
1,150,000	Highland/iBoxx Senior Loan, ETF (d)	23,218,500

	Total Exchange-Traded Funds (Cost $23,055,500)	23,218,500

Units
Warrants (k) - 0.0%
BROADCASTING - 0.0%
9	Young Broadcasting Holding Co., Inc., expires 12/24/24 (d)	36,675

GAMING & LEISURE - 0.0%
1,834	LLV Holdco LLC - Series C, Membership Interest, expires 07/15/15 (c)(d)	—
2,522	LLV Holdco LLC - Series D, Membership Interest, expires 07/15/15 (c)(d)	—
2,819	LLV Holdco LLC - Series E, Membership Interest, expires 07/15/15 (c)(d)	—
3,172	LLV Holdco LLC - Series F, Membership Interest, expires 07/15/15 (c)(d)	—
3,594	LLV Holdco LLC - Series G, Membership Interest, expires 07/15/15 (c)(d)	—

		—

	Total Warrants (Cost $18,834)	36,675

Shares
Investment Companies - 1.4%
8,190,855	State Street Navigator Prime Securities Lending Portfolio (m)	8,190,855

	Total Investment Companies (Cost $8,190,855)	8,190,855

Total Investments - 108.7% (Cost $1,114,601,443) (n)		621,242,037

Other Assets & Liabilities, Net - (8.7)%		(49,819,996)

Net Assets - 100.0%		571,422,041

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2013. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $43,422,985, or 7.6% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2013.
(d)	Affiliated issuer. Assets with a total aggregate market value of $103,236,195, or 18.1% of net assets, were affiliated with the Fund as of March 31, 2013.
(e)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(f)	Fixed rate senior loan.
(g)	Variable or floating rate security. The interest rate shown reflects the rate in effect March 31, 2013.
(h)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2013, these securities amounted to $74,416,170 or 13.0% of net assets.
(i)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(j)	Securities (or a portion of securities) on loan. As of March 31, 2013, the market value of securities loaned was $8,038,060. The loaned securities were secured with cash collateral of $8,190,855. Collateral is calculated based on prior day’s prices.
(k)	Non-income producing security.
(l)	These positions represent claims that have been filed with the United State Bankruptcy Court Southern District of New York against Lehman Commercial Paper, Inc. UK Branch.
(m)	Represents investments of cash collateral received in connection with securities lending.
(n)	Cost for U.S. federal income tax purposes is $1,114,601,443.

Currency Abbreviations:

EUR	Euro Currency
GBP	British Pound

Glossary:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Floating Rate Opportunities Fund

CSF	Credit Suisse First Boston
ETF	Exchange-Traded Fund
PNC	PNC Capital Markets LLC
REIT	Real Estate Investment Trust

Forward foreign currency exchange contracts outstanding as of March 31, 2013 were as follows:

Contracts to Buy or to Sell	Currency	Counterparty	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation/ (Depreciation)
Sell	EUR	PNC	1,485,000	08/01/13	$107,627
Sell	GBP	CSF	4,920,000	08/01/13	299,978

					$407,605

Foreign Denominated or Domiciled Senior Loans and Foreign Corporate Bonds & Notes

Industry Concentration Table:

(% of Net Assets)

Service	2.3%
Manufacturing	2.0%
Chemicals	1.5%
Information Technology	1.1%
Media & Telecommunications	0.7%
Healthcare	0.6%
Transportation	0.3%
Retail	0.3%
Food & Tobacco	0.1%
Consumer Durables	0.1%

Total	9.0%

See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2013	Highland Funds I

Valuation of Investments

In computing the Highland Long/Short Equity Fund, Highland Long/Short Healthcare Fund and Highland Floating Rate Opportunities Fund (the “Funds”) net assets attributable to Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined generally have the capability to provide appropriate pricing services and have been approved by the Trustees.

Securities for which market quotations are not readily available and for which the Funds have determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”) materially affect the value of securities), will be valued by the Funds at fair value, as determined by the Funds’ Board of Trustees (the “Board”) or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premium and accretion of discounts, a method of valuation which approximates market values. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Funds I

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial Instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

The fair value of the Funds’ senior loans, corporate bonds & notes and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, exchange-traded funds, master limited partnerships, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value each Fund’s assets as of March 31, 2013 is as follows:

	Total value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Equity Fund
Assets
Common Stocks*	$672,345,448	$672,345,448	$—	$—
Exchange-Traded Funds*	15,142,500	15,142,500	—	—
Master Limited Partnerships*	23,950,733	23,950,733	—	—
Purchased Options
Equity Contracts	505,400	505,400	—	—
Other Financial Instruments
Forward Foreign Currency Contracts Foreign Exchange Contracts	60,915	60,915	—	—
Investment Companies	111,647,528	111,647,528	—	—

Total Assets	823,652,524	823,652,524	—	—

Liabilities
Securities Sold Short	(266,346,548)	(266,346,548)	—	—
Other Financial Instruments
Forward Foreign Currency Contracts Foreign Exchange Contracts	(15,550)	(15,550)	—	—
Written Options Contracts
Equity Contracts	(72,800)	(72,800)	—	—

Total Liabilities	(266,434,898)	(266,434,898)	—	—

Total	$557,217,626	$557,217,626	$—	$—

*	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Funds I

	Total value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Healthcare Fund
Assets
U.S. Senior Loans	$320,000	$—	$—	$320,000
Common Stocks
Healthcare
Biotechnology	7,257,246	7,257,246	—	—
Healthcare Equipment	4,280,051	3,590,181	—	689,870
Healthcare Facilities	9,164,889	9,164,889	—	—
Healthcare Services	1,631,498	1,631,498	—	—
Healthcare Supplies	1,241,984	1,241,984	—	—
Healthcare Technology	3,205,789	3,205,789	—	—
Life Sciences Tools & Services	4,890,234	4,890,234	—	—
Managed Healthcare	155,506	155,506	—	—
Pharmaceuticals	4,778,316	4,778,316	—	—
Industrials	848,020	848,020	—	—
Rights*
Equity Contracts	75,000	75,000	—	—
Warrants*
Equity Contracts	3,179,683	82,033	205,017	2,892,633
Purchased Options
Equity Contracts	412,556	412,556	—	—
Investment Companies	6,083,932	6,083,932	—	—

Total Assets	47,524,704	43,417,184	205,017	3,902,503

Liabilities
Securities Sold Short	(19,688,714)	(19,688,714)	—	—

Total Liabilities	(19,688,714)	(19,688,714)	—	—

Total	$27,835,990	$23,728,470	$205,017	$3,902,503

*	See Investment Portfolio detail for industry breakout.

	Total value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Floating Rate Opportunities Fund
Assets
U.S. Senior Loans	$389,944,689	$—	$346,052,128	$43,892,561
Foreign Denominated or Domiciled Senior Loans	43,716,607	—	33,581,928	10,134,679
Asset-Backed Securities	56,740,563	—	54,973,031	1,767,532
Corporate Bonds & Notes	17,223,358	—	17,223,358	—
Foreign Corporate Bonds & Notes	7,160,749	—	7,160,749	—
Claims*	2,279,855	—	2,279,855	—	**
Common Stocks
Broadcasting	21,395,231	—	21,027,000	368,231
Energy	559,143	—	—	559,143
Healthcare	13,697,171	—	—	13,697,171
Housing	4,407,949	—	649,711	3,758,238
Media & Telecommunications	21,605,723	1,348,634	20,257,089	—
Real Estate Investment Trust	10,986,275	10,986,275	—	—
Transportation	—	—	—	—
Utility	78,694	—	78,694	—
Exchange-Traded Funds*	23,218,500	23,218,500	—	—
Warrants*
Equity Contracts	36,675	—	36,675	—
Investment Companies	8,190,855	8,190,855	—	—
Other Financial Instruments
Forward Foreign Currency Contracts Foreign Exchange Contracts	407,605	407,605	—	—

Total	$621,649,642	$44,151,869	$503,320,218	$74,177,555

*	See Investment Portfolio detail for industry breakout.
**	This category includes a security with a value of zero.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Funds I

The table below sets forth a summary of changes in the Long/Short Healthcare Fund’s and the Floating Rate Opportunities Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended March 31, 2013. The Long/Short Equity Fund had no Level 3 assets as of June 30, 2012 or March 31, 2013.

	Balance as of June 30, 2012	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases*	Net (Sales)*	Balance as of March 31, 2013	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
Highland Long/Short Healthcare Fund
U.S. Senior Loans	$800,000	$—	$—	$—	$—	$(480,000)	$—	$—	$320,000	$(480,000)
Common Stocks
Healthcare Equipment & Services	1,783,687	—	—	—	—	(25,741)	—	(1,068,076)	689,870	(25,741)
Warrants - Equity Price Risk	2,160,469	—	(106,198)	—	173,320	838,363	—	(173,321)	2,892,633	987,807

Total	$4,744,156	$—	$(106,198)	$—	$173,320	$332,622	$—	$(1,241,397)	$3,902,503	$482,066

Floating Rate Opportunities Fund
U.S. Senior Loans	$103,119,618	$—	$(33,152,636)	$89,659	$(5,139,284)	$309,914	$25,823,284	$(47,157,994)	$43,892,561	$(5,378,870)
Foreign Denominated or Domiciled Senior Loans	54,542,891	—	(6,414,789)	14,628	(23,847,904)	26,573,100	5,359,996	(46,093,243)	10,134,679	1,016,893
Asset-Backed Securities	40,969,784	—	(25,955,314)	719,384	3,005,924	6,996,123	—	(23,968,369)	1,767,532	5,456,692
Claims	—	—	—	—	—	(1,483,540)	1,483,540	—	—	(1,483,540)
Common Stocks									—	—
Broadcasting	16,782,000	—	(21,027,000)	—	827,873	5,521,358	—	(1,736,000)	368,231	368,231
Chemicals	63,164	—	—	—	68,118	(63,164)	—	(68,118)	—	—
Energy	559,143	—	—	—	—	—	—	—	559,143	—
Gaming/Leisure**	420,070	—	—	—	—	1,819,930	—	(2,240,000)	—	1,819,930
Healthcare	1,242,186	—	—	—	—	12,454,985	—	—	13,697,171	12,454,985
Housing**	5,010,273	—	(649,712)	—	—	(602,323)	—	—	3,758,238	(720,001)
Media & Tele- communications	12,647,707	—	(20,257,089)	—	—	7,609,382	—	—	—	(54,133)
Utility	107,310	—	(78,694)	—	—	(28,616)	—	—	—	—
Warrants									—	—
Equity Contracts	30,000	—	(36,675)	—	1,906	8,769	—	(4,000)	—	—

Total	$235,494,146	$—	$(107,571,909)	$823,671	$(25,083,367)	$59,115,918	$32,666,820	$(121,267,724)	$74,177,555	$13,480,187

*	Includes any applicable borrowings and/or paydowns made on revolving credit facilities held in the Funds’ Investment Portfolios.
**	Balance as of December 31, 2012 reflects an industry reclassification for Nevada Land Group, LLC from Gaming & Leisure to Housing.

For the nine months ended March 31, 2013, total change in unrealized gain/(loss) on Level 3 securities at period end for Long/Short Healthcare Fund and Floating Rate Opportunities Fund were $482,066 and $13,480,187, respectively. For the nine months ended March 31, 2013, there were no transfers between Level 1 and Level 2.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Funds I

for portfolio investments. As a result, for the nine months ended March 31, 2013, a net amount of $106,198 and $107,571,909 of the Long/Short Healthcare Fund and the Floating Rate Opportunities Fund’s portfolio investments, respectively, was transferred to Level 2 from Level 3. Determination of fair values is uncertain because it involves subjective judgments that are unobservable inputs used for valuing assets. Transfers between level three and two were due to management’s assessment of the observable and unobservable inputs used for valuing assets.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund and Category	Ending Balance at 3/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s)
Highland Long/Short Healthcare Fund
Debt	$320,000	Expected Recovery	Probability of Recovery	40%
Common Stocks	689,870	Fair Valuation -Multiple Scenarios	Discount Rate	24%
			Scenario Probabilities	33%
Warrants	2,892,633	Option Pricing Model	Custom Volatility	75%

Total	$3,902,503

Highland Floating Rate Opportunities Fund

Debt	$55,794,772	Third-Party Pricing Vendor		0.5 - 104.75
		Multiple Analysis	Discount Rate	10% - 100%
			Liquidity Discount	30.0%
		Liquidation Analysis	Discount Rate	15% - 25%
		Debt - Loan Spread	Weighted Comparables	33%
			Weighted Avg DM	4%
			Liquidity Discount	20%
			Multiple Discount	10%
		Recovery Analysis	Discount Rate	15%
			Scenario Probabilities	50%
		Discounted Cash Flows	Liquidity Discount	25%
			Discount Rate	25% - 30%
Common Stocks	18,382,783	Third-Party Pricing Vendor		0.5
		Multiples Analysis	Liquidity Discount	20% - 25%
			Minority Discount	20%
			Discount Rate	13%

Total	$74,177,555

The significant unobservable inputs used in the fair value measurement of the Funds’ debt investments are discount rates, scenario probabilities, weighted comparables and liquidity discounts. Significant increases or decreases in any of those inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s common stock investments are discount rates and scenario probabilities. Significant changes in either of those inputs in isolation would result in a significantly lower or higher fair value measurement.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank, money market funds, and certain short-term debt instruments with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Securities Sold Short

The Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. Securities and cash held as collateral for short sales are shown on the Investment Portfolios for the Long/Short Equity Fund and Long/Short Healthcare Fund.

At March 31, 2013, the Floating Rate Opportunities Fund did not have any securities sold short.

Derivative Transactions

The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed-income investments.

Forward Foreign Currency Exchange Contracts

In order to minimize the movement in NAV resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Funds are authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. Forwards involve counterparty credit risk to the Funds because the forwards are not exchange traded, and there is no clearinghouse to guarantee forwards against default. As of March 31, 2013, the open values of the Long/Short Equity Fund’s forward foreign currency exchange contracts were GBP 7,700,000. The open values of the Floating Rate Opportunities Fund’s forward foreign currency exchange contracts were EUR 1,485,000 and GBP 4,920,000 and the closed values were EUR 1,485,000 and GBP 7,800,000.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Funds I

At March 31, 2013, the Long/Short Healthcare Fund did not invest in forward foreign currency exchange contracts.

Options

The Funds may utilize options on securities or indexes to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.

During the nine months ended March 31, 2013, the Long/Short Equity Fund and the Long/Short Healthcare Fund had written options to provide leveraged short exposure, and purchased options to provide leveraged long exposure, to the underlying equity, which is consistent with the investment strategies of these Funds.

Transactions in written options for the nine months ended March 31, 2013 were as follows:

Highland Long/Short Equity Fund	Number of Contracts	Premium
Outstanding, June 30, 2012	—	$—
Call Options Written	28,914	2,213,635
Put Options Written	6,990	3,498,360
Call Options Exercised	(4,750)	(310,213)
Call Options Expired	(14,164)	(319,361)
Put Options Expired	(750)	(116,899)
Call Options Closed	(10,000)	(1,584,061)
Put Options Closed	(4,940)	(3,210,327)

Outstanding, March 31, 2013	1,300	$171,134

Highland Long/Short Healthcare Fund	Number of Contracts	Premium
Outstanding, June 30, 2012	—	$—
Call Options Written	648	55,097
Put Options Written	2,787	739,708
Call Options Closed	(648)	(55,097)
Put Options Closed	(2,787)	(739,708)

Outstanding, March 31, 2013	—	$—

During the nine months ended March 31, 2013, the Floating Rate Opportunities Fund did not invest in options.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Funds I

The Funds adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The fair value of derivative instruments on the Investment Portfolios have the following risk exposure at March 31, 2013.

Fund	Asset Derivative Fair Value	Liability Derivative Fair Value
Highland Long/Short Equity Fund
Equity Contracts	$163,000	$72,800
Foreign Exchange Contracts	60,915	15,550
Highland Long/Short Healthcare Fund
Equity Contracts	3,667,239	—
Highland Floating Rate Opportunities Fund
Equity Contracts	36,675	—
Foreign Exchange Contracts	407,605	—

For the nine months ended March 31, 2013, each Fund’s average volume of derivatives is as follows:

Fund	Units/Contracts	Appreciation
Highland Long/Short Equity Fund
Purchased Options	4,188	$—
Forward Currency Exchange Contracts	—	11,341
Written Options	325	—
Highland Long/Short Healthcare Fund
Purchased Options	2,862	—
Forward Currency Exchange Contracts	2,141,376	—
Rights	7,500	—
Highland Floating Rate Opportunities Fund
Warrants	457,294	—
Forward Currency Exchange Contracts	—	45,108

Affiliated Issuers

Under section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” is a Fund owns five percent or more of its outstanding voting securities. The Long/Short Equity Fund held at least five percent of the outstanding voting securities of the following company during the period ended March 31, 2013.

Issuer	Par Value at March 31, 2013	Shares at March 31, 2013	Market Value June 30, 2012	Market Value March 31, 2013	Affiliated Income	Purchases	Sales
Highland/iBoxx Senior Loan, ETF (Exchange-Traded Funds)	$—	750,000	$—	$15,142,500	$311,125	$15,007,500	$—

	$—	750,000	$—	$15,142,500	$311,125	$15,007,500	$—

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Funds I

The Long/Short Healthcare Fund held at least five percent of the outstanding voting securities of the following companies during the period ended March 31, 2013:

Issuer	Par Value at March 31, 2013	Shares at March 31, 2013	Market Value June 30, 2012	Market Value March 31, 2013	Affiliated Income	Purchases	Sales
CNS Response, Inc. (Senior Loans)*	$400,000	—	$400,000	$160,000	$—	$—	$—
CNS Response, Inc. (Senior Loans)*	400,000	—	400,000	160,000	—	—	—
CNS Response, Inc. (Common Stocks)*	—	22,699	77,742	21,110	—	—	—
CNS Response, Inc. (Warrants)*	—	—	87,720	—	—	—	87,720
CNS Response, Inc. (Warrants)*	—	—	85,600	—	—	—	85,600
Genesys Ventures IA, L.P. (Common Stocks)*	—	1,068,076	1,783,687	689,870	—	—	—

	$800,000	1,090,775	$2,834,749	$1,030,980	$—	$—	$173,320

*	No longer an affiliate as of March 31, 2013.

The Floating Rate Opportunities Fund held at least five percent of the outstanding voting securities of the following companies during the period ended March 31, 2013:

Issuer	Par Value at March 31, 2013	Shares at March 31, 2013	Market Value June 30, 2012	Market Value March 31, 2013	Affiliated Income	Purchases	Sales
CCS Medical, Inc. (Common Stocks)	$—	207,031	$1,242,186	$13,697,171	$—	$—	$—
CCS Medical, Inc. (Senior Loans)	30,200,834	—	29,064,227	29,596,817	1,900,810	—	—
ComCorp Broadcasting, Inc. (Senior Loans)*	5,448,553	—	5,506,914	5,345,325	382,756	—	204,429
Communications Corp. of America (Common Stocks)		304,726	—	368,231	—	—	—
Endurance Business Media, Inc. (Common Stocks)	—	4,921	54,133	—	—	—	—
Endurance Business Media, Inc. (Senior Loans)	2,970,055	—	899,245	594,011	148,013	—	27,429
Highland/iBoxx Senior Loan, ETF (Exchange-Traded Funds)	—	1,150,000	—	23,218,500	343,616	23,055,500	—
LLV Holdco, LLC (Senior Loans)	9,681,045	—	10,490,962	7,028,439	264,526	1,119,015	2,631,716
LLV Holdco, LLC (Common Stocks)	—	34,992	420,070	—	—	—	2,240,000
LLV Holdco, LLC –Series C Membership Interest (Warrants)	—	13,941	—	—	—	—	—
Nevada Land Group LLC (Common Stocks)	—	8	654,067	—	—	—	—
Nevada Land Group LLC (Senior Loans)	3,318,437	—	2,741,437	2,324,026	554,592	321,764	3
Young Broadcasting Holding Co., Inc., Class A (Common Stocks)	—	5,160	16,782,000	21,027,000	—	—	1,736,000
Young Broadcasting Holding Co., Inc., (Warrants)	—	9	30,000	36,675	—	—	4,000

	$51,618,924	1,720,788	$67,885,241	$103,236,195	$3,594,313	$24,496,279	$6,848,577

*	Company is a wholly owned subsidiary of Communications Corp. of America.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS I

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer
(principal executive officer)

Date: May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer
(principal executive officer)

Date: May 29, 2013

By:	/s/ Brian Mitts
Brian Mitts
Chief Financial Officer and Treasurer
(principal financial officer)

Date: May 29, 2013